Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed information about impairment losses reservals of assets Exploration and Production
Impairment (loss) reversal	$ (192,693)	$ (1,982,044)	$ 785,940
Oilfields [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Impairment (loss) reversal	(123,652)	(1,663,082)	483,803
Fields in Colombia [Member] | Oilfields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	24,845,238	3,842,819	19,156,326
Recoverable amount	61,224,928	6,047,345	50,462,080
Impairment (loss) reversal	1,019,395	74,577	689,665
Fields in Colombia [Member] | Oilfields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	2,439,799	4,992,462	764,808
Recoverable amount	1,423,561	3,322,284	405,421
Impairment (loss) reversal	(1,016,238)	(1,673,258)	(359,387)
Fields operated abroad | Oilfields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount		200,910	1,810,618
Recoverable amount		539,785	2,719,086
Impairment (loss) reversal		4,391	157,709
Fields operated abroad | Oilfields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	1,277,609	68,792	184,375
Recoverable amount	1,150,800		180,191
Impairment (loss) reversal	$ (126,809)	$ (68,792)	$ (4,184)